Inventories (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of inventories [text block] [Abstract]
Schedule of inventories
	2021	2020
	Figures in Rand thousands
Telematics devices: available for installation	-	46,203
Telematics devices: in-vehicle inventory	-	15,980
Components	-	69,816
Work in progress	-	2,009
Consumables	-	19,658
	-	153,666
Allowance for obsolete inventory	-	(2,050)
	-	151,616